Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	13
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385		55.9

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30%		July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%		May 15, 2020
Class A-2b Notes	$233,100,000.00	2.14325%	*	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%		November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%		September 15, 2022
Class B Notes	$39,030,000.00	2.15%		October 15, 2022
Class C Notes	$26,020,000.00	2.33%		December 15, 2023
Total	$1,301,120,000.00
		* One-month LIBOR + 0.07%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,979,547.85

Principal:
Principal Collections	$22,477,964.91
Prepayments in Full	$10,422,486.54
Liquidation Proceeds	$538,755.16
Recoveries	$144,452.89
Sub Total	$33,583,659.50
Collections	$35,563,207.35

Purchase Amounts:
Purchase Amounts Related to Principal	$121,194.77
Purchase Amounts Related to Interest	$471.88
Sub Total	$121,666.65

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,684,874.00

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	13
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$35,684,874.00
Servicing Fee	$777,541.64	$777,541.64	$0.00	$0.00	$34,907,332.36
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,907,332.36
Interest - Class A-2a Notes	$179,306.54	$179,306.54	$0.00	$0.00	$34,728,025.82
Interest - Class A-2b Notes	$266,515.91	$266,515.91	$0.00	$0.00	$34,461,509.91
Interest - Class A-3 Notes	$526,294.17	$526,294.17	$0.00	$0.00	$33,935,215.74
Interest - Class A-4 Notes	$160,149.92	$160,149.92	$0.00	$0.00	$33,775,065.82
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,775,065.82
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$33,705,137.07
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,705,137.07
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$33,654,614.90
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,654,614.90
Regular Principal Payment	$30,679,150.64	$30,679,150.64	$0.00	$0.00	$2,975,464.26
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,975,464.26
Residual Released to Depositor	$0.00	$2,975,464.26	$0.00	$0.00	$0.00
Total		$35,684,874.00

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$30,679,150.64
Total					$30,679,150.64
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$15,339,575.32	$65.81	$179,306.54	$0.77	$15,518,881.86	$66.58
Class A-2b Notes	$15,339,575.32	$65.81	$266,515.91	$1.14	$15,606,091.23	$66.95
Class A-3 Notes	$0.00	$0.00	$526,294.17	$1.41	$526,294.17	$1.41
Class A-4 Notes	$0.00	$0.00	$160,149.92	$1.56	$160,149.92	$1.56
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$30,679,150.64	$23.58	$1,252,717.46	$0.96	$31,931,868.10	$24.54

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$144,407,951.85	0.6195107	$129,068,376.53	0.5537039
Class A-2b Notes	$144,407,951.85	0.6195107	$129,068,376.53	0.5537039
Class A-3 Notes	$373,700,000.00	1.0000000	$373,700,000.00	1.0000000
Class A-4 Notes	$102,770,000.00	1.0000000	$102,770,000.00	1.0000000
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$830,335,903.70	0.6381701	$799,656,753.06	0.6145911

Pool Information
Weighted Average APR	2.539%	2.529%
Weighted Average Remaining Term	45.77	44.93
Number of Receivables Outstanding	44,255	43,399
Pool Balance	$933,049,970.78	$898,978,755.78
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$863,302,280.85	$832,112,061.99
Pool Factor	0.6615647	0.6374070

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$66,866,693.79
Targeted Overcollateralization Amount	$99,322,002.72
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$99,322,002.72

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	13
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		95	$510,813.62
(Recoveries)		44	$144,452.89
Net Loss for Current Collection Period			$366,360.73
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4712%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4881%
Second Prior Collection Period			0.4067%
Prior Collection Period			0.3752%
Current Collection Period			0.4799%
Four Month Average (Current and Prior Three Collection Periods)			0.4375%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1142	$4,292,388.97
(Cumulative Recoveries)			$540,008.90
Cumulative Net Loss for All Collection Periods			$3,752,380.07
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2661%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,758.66
Average Net Loss for Receivables that have experienced a Realized Loss			$3,285.80

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.06%	396	$9,552,887.44
61-90 Days Delinquent	0.09%	30	$798,428.92
91-120 Days Delinquent	0.02%	8	$204,259.91
Over 120 Days Delinquent	0.04%	12	$333,335.50
Total Delinquent Receivables	1.21%	446	$10,888,911.77

Repossession Inventory:
Repossessed in the Current Collection Period		29	$687,755.77
Total Repossessed Inventory		36	$911,511.32

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1285%
Prior Collection Period			0.1559%
Current Collection Period			0.1152%
Three Month Average			0.1332%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1486%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	13

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer